EARNINGS (LOSS) PER SHARE - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic [Abstract]
Net income (loss) attributable to Dole plc	$ 86,496	$ (7,219)	$ 52,488
Weighted average number of shares - basic (in shares)	94,886	72,190	55,509
Net income (loss) per share attributable to Dole plc - basic (in USD per share)	$ 0.91	$ (0.10)	$ 0.95
Earnings Per Share, Diluted [Abstract]
Net income (loss) attributable to Dole plc	$ 86,496	$ (7,219)	$ 52,488
Weighted average number of shares - basic (in shares)	94,886	72,190	55,509
Effect of share options with a dilutive effect (in shares)	20	0	83
Weighted average number of shares - diluted (in shares)	94,906	72,190	55,592
Net income (loss) per share attributable to Dole plc - diluted (in USD per share)	$ 0.91	$ (0.10)	$ 0.94